Financial Instruments - Financing Receivables (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Other loan receivables
Total direct financing leases and other loan receivables	$ 956,304	$ 982,336
Performing | Payment activity
Class of Financing Receivable
Direct financing leases	633,805	660,594
Other loan receivables
Long-term receivable included in other assets	11,577	17,712
Performing | Other internal metrics
Other loan receivables
Loans to equity-accounted investees and joint venture partners	$ 310,922	$ 304,030